Quaterly financial data (Unaudited) (Details 4) - $ / shares	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Weighted average number of dilutive common shares outstanding	7,003,599		7,003,599	7,003,599	7,003,599	6,819,771	6,458,143	6,637,471	3,189,602
Continuing operation	$ (0.33)		$ (1.43)	$ (0.67)	$ (0.58)	$ (1.69)	$ (0.33)	$ (2.06)	$ (0.97)
Discontinued operation	$ 0		$ 0	$ 0	$ 0.00	$ 0	$ 0.00	$ 0.00	$ (0.18)
Effect of Restatement [Member]
Continuing operation		$ (0.06)
Discontinued operation		0
Consolidated operation		$ (0.06)
As Filed [Member]
Weighted average number of common shares outstanding		7,003,599
Weighted average number of dilutive common shares outstanding		7,003,599
Continuing operation		$ (0.18)
Discontinued operation		0
Consolidated operation		$ (0.18)
As Restated [Member]
Weighted average number of common shares outstanding		7,003,599
Weighted average number of dilutive common shares outstanding		7,003,599
Continuing operation		$ (0.24)
Discontinued operation		0
Consolidated operation		$ (0.24)